Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000018356 | Microsoft Corp8315546
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018356 | Apple Inc8315214
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018356 | Amazon.com Inc8315189
Holdings [Line Items]
Percent of Total Investments	2.80%
C000018356 | NVIDIA Corp8315580
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018356 | Broadcom Inc8315138
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018356 | Meta Platforms Inc8315536
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018356 | Visa Inc8315756
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018356 | Johnson & Johnson8315469
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018356 | Morgan Stanley8315553
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018356 | JPMorgan Chase & Co8315473
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018356 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018356 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018356 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018356 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018356 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018356 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018356 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018356 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018356 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018356 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000018356 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000018356 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000018356 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000018356 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000018358 | Apple Inc8313964
Holdings [Line Items]
Percent of Total Investments	5.70%
C000018358 | Microsoft Corp8314287
Holdings [Line Items]
Percent of Total Investments	4.70%
C000018358 | NVIDIA Corp8314330
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018358 | Amazon.com Inc8313953
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018358 | Meta Platforms Inc8314277
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018358 | JPMorgan Chase & Co8314224
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018358 | Broadcom Inc8314007
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018358 | UnitedHealth Group Inc8314486
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018358 | Alphabet Inc8313950
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018358 | Citigroup Inc8314037
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018358 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018358 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018358 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018358 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018358 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018358 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018358 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018358 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018358 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018358 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000018358 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000018358 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000018358 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000018358 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000018358 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018357 | Apple Inc8313353
Holdings [Line Items]
Percent of Total Investments	6.10%
C000018357 | NVIDIA Corp8314547
Holdings [Line Items]
Percent of Total Investments	5.70%
C000018357 | Microsoft Corp8314439
Holdings [Line Items]
Percent of Total Investments	5.50%
C000018357 | Amazon.com Inc8313292
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018357 | Meta Platforms Inc8314425
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018357 | Alphabet Inc8313286
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018357 | Tesla Inc8314945
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018357 | Berkshire Hathaway Inc8313449
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018357 | Alphabet Inc8313288
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018357 | Broadcom Inc8313501
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018357 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018357 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018357 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018357 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018357 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018357 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018357 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000018357 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018357 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000018357 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000018357 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000018357 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000018357 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000134335 | Apple Inc8327095
Holdings [Line Items]
Percent of Total Investments	6.90%
C000134335 | NVIDIA Corp8327690
Holdings [Line Items]
Percent of Total Investments	6.50%
C000134335 | Microsoft Corp8327628
Holdings [Line Items]
Percent of Total Investments	6.00%
C000134335 | Amazon.com Inc8327062
Holdings [Line Items]
Percent of Total Investments	3.70%
C000134335 | Meta Platforms Inc8327616
Holdings [Line Items]
Percent of Total Investments	2.40%
C000134335 | Alphabet Inc8327056
Holdings [Line Items]
Percent of Total Investments	1.90%
C000134335 | Tesla Inc8327888
Holdings [Line Items]
Percent of Total Investments	1.80%
C000134335 | Berkshire Hathaway Inc8327137
Holdings [Line Items]
Percent of Total Investments	1.70%
C000134335 | Alphabet Inc8327058
Holdings [Line Items]
Percent of Total Investments	1.60%
C000134335 | Broadcom Inc8327157
Holdings [Line Items]
Percent of Total Investments	1.40%
C000134335 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000134335 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134335 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134335 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134335 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134335 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134335 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000134335 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000134335 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000134335 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000134335 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000134335 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000134335 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000109763 | Apollo Global Management Inc8325180
Holdings [Line Items]
Percent of Total Investments	1.10%
C000109763 | AppLovin Corp8325197
Holdings [Line Items]
Percent of Total Investments	1.10%
C000109763 | Marvell Technology Inc8327876
Holdings [Line Items]
Percent of Total Investments	1.00%
C000109763 | CRH PLC8326509
Holdings [Line Items]
Percent of Total Investments	0.90%
C000109763 | Spotify Technology SA8329025
Holdings [Line Items]
Percent of Total Investments	0.90%
C000109763 | DoorDash Inc8326653
Holdings [Line Items]
Percent of Total Investments	0.80%
C000109763 | MicroStrategy Inc8327959
Holdings [Line Items]
Percent of Total Investments	0.70%
C000109763 | Coinbase Global Inc8326382
Holdings [Line Items]
Percent of Total Investments	0.70%
C000109763 | Trade Desk Inc/The8325336
Holdings [Line Items]
Percent of Total Investments	0.70%
C000109763 | Snowflake Inc8328974
Holdings [Line Items]
Percent of Total Investments	0.70%
C000109763 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109763 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109763 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109763 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000109763 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000109763 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000109763 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109763 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000109763 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000109763 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000109763 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000109763 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000109763 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000109763 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000109763 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018361 | Sprouts Farmers Market Inc8318863
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018361 | FTAI Aviation Ltd8317911
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018361 | Exelixis Inc8317853
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018361 | Vertex Inc8318585
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | Merit Medical Systems Inc8318253
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | Q2 Holdings Inc8318698
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | Stifel Financial Corp8318879
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | Piper Sandler Cos8318484
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | Modine Manufacturing Co8318281
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | CNO Financial Group Inc8317671
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018361 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018361 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018361 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018361 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018361 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018361 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018361 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018361 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018361 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000018361 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000018361 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000018361 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000018361 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000111997 | Columbia Banking System Inc8319701
Holdings [Line Items]
Percent of Total Investments	1.40%
C000111997 | Old National Bancorp/IN8320168
Holdings [Line Items]
Percent of Total Investments	1.20%
C000111997 | Encompass Health Corp8319792
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111997 | Jackson Financial Inc8320015
Holdings [Line Items]
Percent of Total Investments	0.80%
C000111997 | CNO Financial Group Inc8319681
Holdings [Line Items]
Percent of Total Investments	0.80%
C000111997 | Comerica Inc8319703
Holdings [Line Items]
Percent of Total Investments	0.80%
C000111997 | Cleveland-Cliffs Inc8319678
Holdings [Line Items]
Percent of Total Investments	0.80%
C000111997 | Lincoln National Corp8320068
Holdings [Line Items]
Percent of Total Investments	0.80%
C000111997 | Standex International Corp8320391
Holdings [Line Items]
Percent of Total Investments	0.70%
C000111997 | Photronics Inc8320233
Holdings [Line Items]
Percent of Total Investments	0.70%
C000111997 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000111997 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000111997 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000111997 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000111997 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111997 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000111997 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000111997 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000111997 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111997 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000111997 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000111997 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000111997 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000111997 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000018359 | Ensign Group Inc/The8314890
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018359 | Kinsale Capital Group Inc8315061
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018359 | Matador Resources Co8315100
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018359 | Hamilton Lane Inc8314969
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018359 | ExlService Holdings Inc8314904
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018359 | Allison Transmission Holdings Inc8314611
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018359 | Axon Enterprise Inc8314671
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018359 | Casey's General Stores Inc8314760
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018359 | Vertex Inc8315436
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018359 | Pool Corp8315230
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018359 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018359 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018359 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018359 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018359 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018359 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018359 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018359 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018359 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000018359 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000018359 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000018359 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000018359 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000198133 | Apple Inc8329954
Holdings [Line Items]
Percent of Total Investments	5.00%
C000198133 | Microsoft Corp8330128
Holdings [Line Items]
Percent of Total Investments	4.10%
C000198133 | NVIDIA Corp8330142
Holdings [Line Items]
Percent of Total Investments	3.70%
C000198133 | Alphabet Inc8329938
Holdings [Line Items]
Percent of Total Investments	2.10%
C000198133 | Meta Platforms Inc8330124
Holdings [Line Items]
Percent of Total Investments	1.80%
C000198133 | Amazon.com Inc8329943
Holdings [Line Items]
Percent of Total Investments	1.70%
C000198133 | Altria Group Inc8329941
Holdings [Line Items]
Percent of Total Investments	1.00%
C000198133 | Gilead Sciences Inc8330066
Holdings [Line Items]
Percent of Total Investments	1.00%
C000198133 | Eli Lilly & Co8330327
Holdings [Line Items]
Percent of Total Investments	0.90%
C000198133 | F5 Inc8330045
Holdings [Line Items]
Percent of Total Investments	0.80%
C000198133 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198133 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198133 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198133 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000198133 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198133 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198133 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000198133 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000198133 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000198133 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000198133 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000198133 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000198133 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000036888 | Verizon Communications Inc8321549
Holdings [Line Items]
Percent of Total Investments	2.20%
C000036888 | Amdocs Ltd8321111
Holdings [Line Items]
Percent of Total Investments	2.10%
C000036888 | Cisco Systems Inc8321638
Holdings [Line Items]
Percent of Total Investments	1.70%
C000036888 | Comcast Corp8321183
Holdings [Line Items]
Percent of Total Investments	1.50%
C000036888 | Bristol-Myers Squibb Co8321630
Holdings [Line Items]
Percent of Total Investments	1.50%
C000036888 | Merck & Co Inc8321358
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036888 | AT&T Inc8321616
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036888 | International Business Machines Corp8321684
Holdings [Line Items]
Percent of Total Investments	1.40%
C000036888 | Bank of New York Mellon Corp/The8321623
Holdings [Line Items]
Percent of Total Investments	1.30%
C000036888 | Gilead Sciences Inc8321256
Holdings [Line Items]
Percent of Total Investments	1.30%
C000036888 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036888 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000036888 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000036888 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000036888 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000036888 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000036888 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000036888 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000036888 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000036888 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000036888 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000036888 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000036888 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000160603 | Verizon Communications Inc8325534
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160603 | AT&T Inc8325705
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160603 | Cisco Systems Inc8325426
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160603 | Novartis AG8324990
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160603 | Koninklijke Ahold Delhaize NV8325276
Holdings [Line Items]
Percent of Total Investments	1.30%
C000160603 | Comcast Corp8325733
Holdings [Line Items]
Percent of Total Investments	1.30%
C000160603 | Bank of New York Mellon Corp/The8325707
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160603 | International Business Machines Corp8325466
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160603 | Merck & Co Inc8325482
Holdings [Line Items]
Percent of Total Investments	1.10%
C000160603 | Johnson & Johnson8325470
Holdings [Line Items]
Percent of Total Investments	1.00%
C000160603 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000160603 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000160603 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160603 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160603 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160603 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000160603 | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160603 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000160603 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000160603 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000160603 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000160603 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000018354 | Roche Holding AG8309351
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018354 | SAP SE8309472
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018354 | Taiwan Semiconductor Manufacturing Co Ltd8308932
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018354 | Reckitt Benckiser Group PLC8309643
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018354 | Industria de Diseno Textil SA8309522
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018354 | Sanofi SA8309583
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018354 | Wolters Kluwer NV8308716
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018354 | Check Point Software Technologies Ltd8309710
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018354 | Tencent Holdings Ltd8307782
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018354 | Accenture PLC8309695
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018354 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018354 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018354 | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018354 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018354 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000018354 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018354 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000018354 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018354 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018354 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018354 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018354 | China
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000054521 | SAP SE8320244
Holdings [Line Items]
Percent of Total Investments	1.30%
C000054521 | AP Moller - Maersk A/S8320255
Holdings [Line Items]
Percent of Total Investments	1.10%
C000054521 | Burberry Group PLC8320354
Holdings [Line Items]
Percent of Total Investments	1.10%
C000054521 | Taiwan Semiconductor Manufacturing Co Ltd8319686
Holdings [Line Items]
Percent of Total Investments	1.10%
C000054521 | Industria de Diseno Textil SA8320288
Holdings [Line Items]
Percent of Total Investments	1.00%
C000054521 | Flow Traders Ltd8319385
Holdings [Line Items]
Percent of Total Investments	1.00%
C000054521 | AIA Group Ltd8320414
Holdings [Line Items]
Percent of Total Investments	1.00%
C000054521 | Imperial Brands PLC8320373
Holdings [Line Items]
Percent of Total Investments	1.00%
C000054521 | Envista Holdings Corp8320937
Holdings [Line Items]
Percent of Total Investments	1.00%
C000054521 | Check Point Software Technologies Ltd8320933
Holdings [Line Items]
Percent of Total Investments	1.00%
C000054521 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000054521 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000054521 | France
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000054521 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000054521 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000054521 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000054521 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000054521 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000054521 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000054521 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000054521 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000054521 | China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000177051 | NVIDIA Corp8326417
Holdings [Line Items]
Percent of Total Investments	1.90%
C000177051 | Microsoft Corp8326409
Holdings [Line Items]
Percent of Total Investments	1.80%
C000177051 | Alphabet Inc8326338
Holdings [Line Items]
Percent of Total Investments	1.50%
C000177051 | Equitable Holdings Inc8326794
Holdings [Line Items]
Percent of Total Investments	1.20%
C000177051 | Moody's Corp8326759
Holdings [Line Items]
Percent of Total Investments	1.20%
C000177051 | Meta Platforms Inc8326407
Holdings [Line Items]
Percent of Total Investments	1.10%
C000177051 | AT&T Inc8326185
Holdings [Line Items]
Percent of Total Investments	1.10%
C000177051 | Allstate Corp/The8326778
Holdings [Line Items]
Percent of Total Investments	1.10%
C000177051 | Tyson Foods Inc8326690
Holdings [Line Items]
Percent of Total Investments	1.10%
C000177051 | AutoZone Inc8326187
Holdings [Line Items]
Percent of Total Investments	1.10%
C000177051 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177051 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000177051 | France
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000177051 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000177051 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177051 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000177051 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000177051 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000177051 | China
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000177051 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000177051 | India
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000177051 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030145 | Taiwan Semiconductor Manufacturing Co Ltd8307408
Holdings [Line Items]
Percent of Total Investments	6.80%
C000030145 | Tencent Holdings Ltd8307249
Holdings [Line Items]
Percent of Total Investments	1.70%
C000030145 | Naspers Ltd8307676
Holdings [Line Items]
Percent of Total Investments	1.60%
C000030145 | Alibaba Group Holding Ltd8307617
Holdings [Line Items]
Percent of Total Investments	1.50%
C000030145 | Samsung Electronics Co Ltd8307331
Holdings [Line Items]
Percent of Total Investments	1.40%
C000030145 | Kia Corp8307474
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030145 | Contemporary Amperex Technology Co Ltd8307176
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030145 | Hana Financial Group Inc8307459
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030145 | Emaar Properties PJSC8307163
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030145 | Itau Unibanco Holding SA8307665
Holdings [Line Items]
Percent of Total Investments	1.00%
C000030145 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030145 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030145 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000030145 | China
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000030145 | India
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030145 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030145 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030145 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030145 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030145 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030145 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030145 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000039813 | Towd Point Mortgage Trust8317019
Holdings [Line Items]
Percent of Total Investments	0.80%
C000039813 | Connecticut Avenue Securities Trust8316883
Holdings [Line Items]
Percent of Total Investments	0.60%
C000039813 | FHLMC STACR REMIC Trust8316307
Holdings [Line Items]
Percent of Total Investments	0.60%
C000039813 | FHLMC STACR REMIC Trust8316298
Holdings [Line Items]
Percent of Total Investments	0.60%
C000039813 | GRACIE POINT INTERNATIONAL FUNDING8316899
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | GM Financial Consumer Automobile Receivables Trust8316052
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | Connecticut Avenue Securities Trust8316881
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | Structured Asset Investment Loan Trust8317012
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | FHLMC STACR REMIC Trust8316316
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | Connecticut Avenue Securities Trust8316885
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000039813 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000039813 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000039813 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000039813 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000039813 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000039813 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000039813 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000039813 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000039813 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000039813 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000039813 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000039813 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000039813 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000039813 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000039813 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000039813 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000039813 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000039813 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000018355 | U.S. Treasury Notes8311761
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018355 | U.S. Treasury Notes8311757
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018355 | U.S. Treasury Bonds8311767
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018355 | U.S. Treasury Notes8311763
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018355 | U.S. Treasury Bonds8311771
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018355 | U.S. Treasury Notes8311759
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018355 | U.S. Treasury Notes8313892
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018355 | U.S. Treasury Notes8311754
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018355 | U.S. Treasury Notes8311765
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018355 | U.S. Treasury Notes8311034
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018355 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018355 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018355 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018355 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018355 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018355 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018355 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018355 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018355 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018355 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018355 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018355 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000018355 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018355 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000018355 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018355 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018355 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000018355 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018355 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018355 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018352 | DISH Network8309110
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018352 | Zayo Group Holdings8308429
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018352 | CCO Holdings LLC8308847
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018352 | Voya CLO8309751
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | TCP Whitney CLO8309734
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Global Medical Response8309309
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | CCO Holdings LLC8308841
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Medline Borrower LP8309567
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Tronox8308158
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | TransDigm8308146
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018352 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018352 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018352 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018352 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000018352 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018352 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000018352 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000018352 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018352 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000018352 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000018352 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018352 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018352 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018352 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018352 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000018352 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018352 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112815 | U.S. Treasury Bonds8317260
Holdings [Line Items]
Percent of Total Investments	4.60%
C000112815 | U.S. Treasury Bonds8317253
Holdings [Line Items]
Percent of Total Investments	3.20%
C000112815 | U.S. Treasury Bonds8317255
Holdings [Line Items]
Percent of Total Investments	2.30%
C000112815 | U.S. Treasury Bonds8317210
Holdings [Line Items]
Percent of Total Investments	2.20%
C000112815 | U.S. Treasury Bonds8317234
Holdings [Line Items]
Percent of Total Investments	2.00%
C000112815 | U.S. Treasury Bonds8317259
Holdings [Line Items]
Percent of Total Investments	1.80%
C000112815 | U.S. Treasury Bonds8317257
Holdings [Line Items]
Percent of Total Investments	1.50%
C000112815 | U.S. Treasury Bonds8317207
Holdings [Line Items]
Percent of Total Investments	1.40%
C000112815 | U.S. Treasury Bonds8317240
Holdings [Line Items]
Percent of Total Investments	1.20%
C000112815 | U.S. Treasury Bonds8317243
Holdings [Line Items]
Percent of Total Investments	1.10%
C000112815 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112815 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112815 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000112815 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112815 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112815 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000112815 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112815 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000112815 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112815 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000112815 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000112815 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000112815 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112815 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000112815 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112815 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000112815 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112815 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112815 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018351 | U.S. Treasury Bonds8322456
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018351 | Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide8321811
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018351 | U.S. Treasury Bonds8322750
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018351 | Comcast8321966
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018351 | Bank of America8321856
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018351 | U.S. Treasury Bonds8323186
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018351 | Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide8321809
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018351 | Comcast8321905
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018351 | U.S. Treasury Bonds8322194
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018351 | U.S. Treasury Notes8322459
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018351 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018351 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018351 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000018351 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018351 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018351 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018351 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000018351 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018351 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018351 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000018351 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018351 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000018351 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018351 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000018351 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018351 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018351 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000096276 | U.S. Treasury Notes8323532
Holdings [Line Items]
Percent of Total Investments	2.90%
C000096276 | U.S. Treasury Notes8323536
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096276 | U.S. Treasury Notes8323501
Holdings [Line Items]
Percent of Total Investments	1.00%
C000096276 | U.S. Treasury Notes8323499
Holdings [Line Items]
Percent of Total Investments	1.00%
C000096276 | Bank of America8322875
Holdings [Line Items]
Percent of Total Investments	1.00%
C000096276 | Capital One Multi-Asset Execution Trust8323273
Holdings [Line Items]
Percent of Total Investments	0.90%
C000096276 | GM Financial Consumer Automobile Receivables Trust8323104
Holdings [Line Items]
Percent of Total Investments	0.90%
C000096276 | JPMorgan Chase8323216
Holdings [Line Items]
Percent of Total Investments	0.80%
C000096276 | Morgan Stanley8323218
Holdings [Line Items]
Percent of Total Investments	0.80%
C000096276 | Goldman Sachs Group8322905
Holdings [Line Items]
Percent of Total Investments	0.80%
C000096276 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096276 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000096276 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000096276 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096276 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000096276 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000096276 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000096276 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000096276 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000096276 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096276 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000096276 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000096276 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000096276 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000096276 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000096276 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000096276 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000096276 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000096276 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018353 | Republic of Poland Government Bond8318293
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018353 | Thailand Government Bond8318893
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018353 | Republic of South Africa Government International Bond8318473
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018353 | Republic of South Africa Government International Bond8318479
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018353 | Turkiye Government Bond8318321
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018353 | Mexican Bonos8318489
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018353 | Petroleos Mexicanos8317930
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018353 | Republic of South Africa Government International Bond8318470
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018353 | Republic of South Africa Government International Bond8318475
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018353 | Malaysia Government Bond8319072
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018353 | China
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018353 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018353 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018353 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018353 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018353 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018353 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018353 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018353 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018353 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018353 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000018353 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000036889 | U.S. Treasury Inflation Indexed Bonds8317275
Holdings [Line Items]
Percent of Total Investments	6.70%
C000036889 | U.S. Treasury Inflation-Protected Securities8317310
Holdings [Line Items]
Percent of Total Investments	6.40%
C000036889 | U.S. Treasury Inflation-Protected Securities8317300
Holdings [Line Items]
Percent of Total Investments	6.10%
C000036889 | U.S. Treasury Inflation-Protected Securities8317302
Holdings [Line Items]
Percent of Total Investments	6.00%
C000036889 | U.S. Treasury Inflation-Protected Securities8317286
Holdings [Line Items]
Percent of Total Investments	5.90%
C000036889 | U.S. Treasury Inflation-Protected Securities8317288
Holdings [Line Items]
Percent of Total Investments	5.80%
C000036889 | U.S. Treasury Inflation-Protected Securities8317280
Holdings [Line Items]
Percent of Total Investments	5.30%
C000036889 | U.S. Treasury Inflation-Protected Securities8317294
Holdings [Line Items]
Percent of Total Investments	5.30%
C000036889 | U.S. Treasury Inflation-Protected Securities8317296
Holdings [Line Items]
Percent of Total Investments	5.20%
C000036889 | U.S. Treasury Inflation-Protected Securities8317282
Holdings [Line Items]
Percent of Total Investments	5.20%
C000036889 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000144225 | U.S. Treasury Notes8329048
Holdings [Line Items]
Percent of Total Investments	6.20%
C000144225 | U.S. Treasury Notes8328416
Holdings [Line Items]
Percent of Total Investments	5.20%
C000144225 | U.S. Treasury Notes8328418
Holdings [Line Items]
Percent of Total Investments	5.10%
C000144225 | U.S. Treasury Notes8328408
Holdings [Line Items]
Percent of Total Investments	3.90%
C000144225 | U.S. Treasury Notes8329040
Holdings [Line Items]
Percent of Total Investments	3.50%
C000144225 | U.S. Treasury Notes8328412
Holdings [Line Items]
Percent of Total Investments	3.00%
C000144225 | U.S. Treasury Notes8329044
Holdings [Line Items]
Percent of Total Investments	2.70%
C000144225 | U.S. Treasury Notes8328410
Holdings [Line Items]
Percent of Total Investments	2.10%
C000144225 | U.S. Treasury Notes8328414
Holdings [Line Items]
Percent of Total Investments	2.10%
C000144225 | FNMA8328637
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144225 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144225 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000144225 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000144225 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144225 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000144225 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000144225 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144225 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000144225 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144225 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144225 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144225 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000144225 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144225 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000144225 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144225 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000144225 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000144225 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000150792 | U.S. Treasury Notes8329911
Holdings [Line Items]
Percent of Total Investments	1.30%
C000150792 | U.S. Treasury Notes8329913
Holdings [Line Items]
Percent of Total Investments	1.30%
C000150792 | U.S. Treasury Notes8329909
Holdings [Line Items]
Percent of Total Investments	1.20%
C000150792 | U.S. Treasury Bonds8329915
Holdings [Line Items]
Percent of Total Investments	0.90%
C000150792 | Bank of America8329337
Holdings [Line Items]
Percent of Total Investments	0.60%
C000150792 | Bank of America8329335
Holdings [Line Items]
Percent of Total Investments	0.50%
C000150792 | Goldman Sachs Group8330063
Holdings [Line Items]
Percent of Total Investments	0.50%
C000150792 | U.S. Treasury Bonds8330399
Holdings [Line Items]
Percent of Total Investments	0.50%
C000150792 | Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide8329504
Holdings [Line Items]
Percent of Total Investments	0.50%
C000150792 | U.S. Treasury Bonds8329917
Holdings [Line Items]
Percent of Total Investments	0.40%
C000150792 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150792 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150792 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000150792 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150792 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150792 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000150792 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000150792 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000150792 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000150792 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000150792 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000150792 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000150792 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150792 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000150792 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150792 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081914 | Apple Inc8320803
Holdings [Line Items]
Percent of Total Investments	7.30%
C000081914 | Microsoft Corp8320992
Holdings [Line Items]
Percent of Total Investments	6.90%
C000081914 | NVIDIA Corp8321395
Holdings [Line Items]
Percent of Total Investments	4.90%
C000081914 | Amazon.com Inc8320769
Holdings [Line Items]
Percent of Total Investments	2.80%
C000081914 | Meta Platforms Inc8321324
Holdings [Line Items]
Percent of Total Investments	1.80%
C000081914 | Interest Rate Swap 4.35% 11/02/20318321067
Holdings [Line Items]
Percent of Total Investments	1.60%
C000081914 | Alphabet Inc8320763
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081914 | S&P500 EMINI FUTURE8338828
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081914 | Tesla Inc8321591
Holdings [Line Items]
Percent of Total Investments	1.40%
C000081914 | Berkshire Hathaway Inc8320847
Holdings [Line Items]
Percent of Total Investments	1.30%
C000081914 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081914 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081914 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081914 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081914 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081914 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081914 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000081914 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081914 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000081914 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000081914 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000081914 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000081914 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000081914 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000081914 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081914 | Written Swaption
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000081914 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000081914 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000081914 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102014 | U.S. Treasury Inflation-Protected Securities8323660
Holdings [Line Items]
Percent of Total Investments	24.10%
C000102014 | U.S. Treasury Inflation-Protected Securities8323658
Holdings [Line Items]
Percent of Total Investments	8.10%
C000102014 | Exxon Mobil Corp8324034
Holdings [Line Items]
Percent of Total Investments	1.90%
C000102014 | U.S. Treasury Notes8330611
Holdings [Line Items]
Percent of Total Investments	1.40%
C000102014 | U.S. Treasury Notes8330622
Holdings [Line Items]
Percent of Total Investments	1.30%
C000102014 | U.S. Treasury Notes8330613
Holdings [Line Items]
Percent of Total Investments	1.10%
C000102014 | Microsoft Corp8324322
Holdings [Line Items]
Percent of Total Investments	1.00%
C000102014 | U.S. Treasury Notes8330620
Holdings [Line Items]
Percent of Total Investments	1.00%
C000102014 | U.S. Treasury Notes8330615
Holdings [Line Items]
Percent of Total Investments	1.00%
C000102014 | Costco Wholesale Corp8323862
Holdings [Line Items]
Percent of Total Investments	1.00%
C000102014 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000102014 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102014 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102014 | Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000102014 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000102014 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000102014 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102014 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(9.40%)
C000102014 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000102014 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102014 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000102014 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000102014 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000102014 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102014 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000102014 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102014 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102014 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102014 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102014 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102014 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.50%